Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 2 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 73	$ 159
Foreign exchange forward contracts designated as hedging instruments		220	3
Fair Value, Inputs, Level 2 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments		(100)	(38)
Foreign exchange forward contracts designated as hedging instruments		(2,610)	(1,640)
Contingent consideration	[1]
Total		(2,417)	(1,516)
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Convertible notes		4,327	1,894
Fair Value, Inputs, Level 3 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Fair Value, Inputs, Level 3 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Contingent consideration	[1]	38,606	38,341
Total		$ 42,933	$ 40,235

[1]	Includes $14.4 million and $14.6 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of March 31, 2023 and December 31, 2022, respectively.